1
Gabelli International Growth Fund, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .4%
CONSUMER DISCRETIONARY — 19 .1%
700 Christian Dior SE ...................................... $ 365,690
5,813 Cie Financiere Richemont SA , Cl. A ........... 1,026,379
4,500 CTS Eventim AG & Co. KGaA .................... 263,568
1,200 Fast Retailing Co. Ltd. ............................... 474,128
410 Hermes International SCA ......................... 776,684
95 MercadoLibre Inc. † .................................. 164,257
21,500 Sanrio Co. Ltd. ......................................... 133,671
18,000 Sony Group Corp. ..................................... 375,169
3,579,546
MATERIALS — 18 .4%
7,000 Agnico Eagle Mines Ltd. ........................... 1,420,860
1,402 Air Liquide SA .......................................... 289,791
5,000 CRH plc ................................................... 525,600
6,025 Rio Tinto plc ............................................. 558,962
5,000 Wheaton Precious Metals Corp. ................ 655,050
3,450,263
INDUSTRIALS — 16 .4%
1,300 DSV A/S ................................................... 313,961
12,000 Epiroc AB , Cl. B ........................................ 257,059
6,500 FANUC Corp. ............................................ 226,570
19,000 Kawasaki Heavy Industries Ltd. ................. 357,336
11,000 Komatsu Ltd. ........................................... 438,026
4,300 Recruit Holdings Co. Ltd. .......................... 187,351
8,000 RELX plc .................................................. 262,099
920 Schneider Electric SE ................................ 250,591
1,250 Siemens AG ............................................. 304,542
600 SMC Corp. ............................................... 235,979
1,000 Tokyo Electron Ltd. ................................... 248,451
3,081,965
HEALTH CARE — 13 .9%
4,500 AstraZeneca plc ........................................ 879,930
1,500 EssilorLuxottica SA .................................. 349,538
1,900 Hoya Corp. ............................................... 329,385
3,900 Novartis AG .............................................. 598,628
1,150 Roche Holding AG .................................... 458,954
2,616,435
FINANCIALS — 9 .3%
1,000 Deutsche Boerse AG ................................. 292,945
26,000 Investor AB , Cl. B ..................................... 984,743
2,050 London Stock Exchange Group plc ............ 242,080
4,700 Tokio Marine Holdings Inc. ....................... 220,623
1,740,391
INFORMATION TECHNOLOGY — 7 .7%
515 ASML Holding NV .................................... 684,825
1,030 Keyence Corp. .......................................... 366,584
17,700 Murata Manufacturing Co. Ltd. ................. 397,139
1,448,548
Shares
Market
Value
CONSUMER STAPLES — 6 .4%
3,170 Danone SA ............................................... $ 253,305
10,500 Diageo plc ................................................ 195,271
1,370 L'Oreal SA ................................................ 559,358
3,555 Unilever plc .............................................. 200,714
1,208,648
SEMICONDUCTORS — 1 .9%
1,060 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR .............................................. 358,227
AEROSPACE AND DEFENSE — 1 .4%
1,410 Airbus SE ................................................. 266,593
COMPUTER SOFTWARE AND SERVICES — 0 .9%
1,000 SAP SE .................................................... 170,483
TOTAL COMMON STOCKS ........................ 17,921,099
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .6%
$ 875,000 U.S. Treasury Bills,
3.619 % to 3.669% †† ,
05/14/26 to 06/25/26 ............................ 868,899
TOTAL INVESTMENTS — 100.0%
(Cost $ 9,569,814 ) ................................. $ 18,789,998
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 60 .3% $ 11,332,294
Japan ............................... 21 .2 3,990,412
North America ...................... 16 .6 3,109,065
Asia/Pacific ......................... 1 .9 358,227
100.0% $ 18,789,998